Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Firm Commitment to Purchase Asset
The aircraft and engines contractual obligations net of discounts and pre-delivery
payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31,
2023	423,579
2024	634,353
2025	494,232
2026	526,425
2027	533,922
2028	415,075

$3,027,586